Other Financial Statement Details (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of property and equipment, net

Property and Equipment, Net

	As of December 31,
	2018	2017
	(In millions)
Property and equipment, net:
Computer equipment and software	$2,664	$2,301
Internal use software and website development costs	2,149	1,828
Land and buildings	408	364
Leasehold improvements	420	388
Furniture and fixtures	147	129
Development in progress and other	119	148
Total property and equipment, gross	5,907	5,158
Accumulated depreciation	(4,183)	(3,630)
Total property and equipment, net	$1,724	$1,528

Schedule of long-lived assets, by geographical areas
The following table summarizes long-lived assets based on geography:

	As of December 31,
	2018	2017
	(In millions)
Long-lived assets:
U.S.	$1,566	$1,432
Other countries	158	96
Total long-lived assets	$1,724	$1,528

Schedule of accumulated other comprehensive income (loss)
The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2018:

	Unrealized Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Investments	Foreign Currency Translation	Estimated Tax (Expense) Benefit	Total
	(In millions)
Beginning balance	$(111)	$(12)	$(25)	$6	$(142)
Other comprehensive income (loss) before reclassifications	263	(1)	(68)	(4)	190
Less: Amount of gain (loss) reclassified from accumulated other comprehensive income	(30)	—	—	—	(30)
Net current period other comprehensive income (loss)	293	(1)	(68)	(4)	220
Ending balance	$182	$(13)	$(93)	$2	$78

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2017:

	Unrealized Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Investments	Foreign Currency Translation	Estimated Tax (Expense) Benefit	Total
	(In millions)
Beginning balance	$131	$(5)	$(68)	$1	$59
Other comprehensive income (loss) before reclassifications	(225)	(16)	43	5	(193)
Less: Amount of gain (loss) reclassified from accumulated other comprehensive income	17	(9)	—	—	8
Net current period other comprehensive income (loss)	(242)	(7)	43	5	(201)
Ending balance	$(111)	$(12)	$(25)	$6	$(142)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2016:

	Unrealized Gains (Losses) on Cash Flow Hedges	Unrealized Gains (Losses) on Investments	Foreign Currency Translation	Estimated Tax (Expense) Benefit	Total
	(In millions)
Beginning balance	$57	$(16)	$(53)	$3	$(9)
Other comprehensive income (loss) before reclassifications	193	7	(15)	(2)	183
Less: Amount of gain (loss) reclassified from accumulated other comprehensive income	119	(4)	—	—	115
Net current period other comprehensive income (loss)	74	11	(15)	(2)	68
Ending balance	$131	$(5)	$(68)	$1	$59

Schedule of reclassifications out of accumulated other comprehensive income (loss)
The following table provides details about reclassifications out of accumulated other comprehensive income for the periods presented below:

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Statements of Income
	Year Ended December 31,
	2018	2017	2016
	(In millions)
Gains (losses) on cash flow hedges—foreign exchange contracts	$(30)	$17	$119	Net revenues
Unrealized losses on investments	—	(9)	(4)	Other income (expense), net
	$(30)	$8	$115	Income before income taxes
	—	—	—	Income tax expense
Total reclassifications for the period	$(30)	$8	$115	Net income

Schedule of other income (expense), net
The following table reconciles the components of other income (expense), net for the periods presented below:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Interest income	$168	$85	$59
Interest expense	(77)	(7)	(3)
Other	91	(5)	(11)
Other income (expense), net	$182	$73	$45